UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     AllianceBernstein Large Cap Growth Fund, Inc.
     1345 Avenue of the Americas
     New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


3.   Investment Company Act File Number: 811-06730

     Securities Act File Number:         033-49530


4(a). Last day of fiscal year for which this Form is filed: July 31, 2008

4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c).|_| Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                $ 231,123,556
                                                           -------------


     (ii) Aggregate  price of  securities  redeemed or
     repurchased  during the fiscal year:                  $ 623,336,321
                                                           -------------


    (iii) Aggregate  price of securities  redeemed or
     repurchased  during any prior  fiscal  year ending no
     earlier  than  October 11, 1995 that were not
     previously used to reduce registration fees
     payable to the Commission:                            $8,284,089,145
                                                           --------------


     (iv) Total  available  redemption  credits
     [add Items  5(ii) and  5(iii)]:                       $8,907,425,466
                                                           --------------


     (v)  Net sales - if Item 5(i) is  greater  than Item
     5(iv) [subtract  Item 5(iv) from 5(i)]:               $       -0-
                                                           --------------


     (vi) Redemption credits available for use in future
     years - if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(i) from Item 5(iv)]:                 $8,676,301,910
                                                           --------------


    (vii) Multiplier for determining registration fee
     (See Instruction C.9):                                x    0.00003930
                                                           ---------------


   (viii) Registration fee due [multiply Item 5(v) by
     Item 5(vii)] (enter "0" if no fee is due):            = $     -0-
                                                           ---------------

6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:          N/A
                                                                             ---

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:                                     N/A
                                                                             ---


7.   Interest  due - if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):                   $-0-
                                                                            ----


8.   Total of the amount of the  registration  fee due plus any  interest due
     [line 5(viii) plus line 7]:                                            $-0-
                                                                            ----


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     |_|  Wire transfer

     |_|  Mail or other means

                                    Signature

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*                                  /s/ Nancy E. Hay
                                                           ----------------
                                                           Nancy E. Hay
                                                           Assistant Secretary

Date October 21, 2008




*Please print the name and title of the signing officer below the signature.

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